First Government Money Market Fund
CALVERT FIRST GOVERNMENT MONEY MARKET FUND Class (Ticker): O (FVRXX) B (FGBXX) C (FVCXX)
INVESTMENT OBJECTIVE
The Fund is a U.S. Government-only money market fund that seeks to earn the highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, the Fund invests only in U.S. Government obligations, including such obligations subject to repurchase agreements with recognized securities dealers and banks. The Fund seeks to maintain a constant net asset value of $1.00 per share. The Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Government Money Market Fund		Class O	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		none	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	5.00%	1.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses First Government Money Market Fund		Class O	Class B	Class C
Management fees		0.50%	0.50%	0.50%
Distribution and service (12b-1) fees		none	1.00%	1.00%
Other expenses		0.30%	1.63%	0.89%
Total annual fund operating expenses		0.80%	3.13%	2.39%
Less fee waiver and/or expense reimbursement	[1]		(1.13%)	(0.39%)
Net expenses		0.80%	2.00%	2.00%
[1]	The investment advisor has agreed to contractually limit net annual fund operating expenses through April 30, 2014. Direct net operating expenses will not exceed 2.00% for Class B and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expenses assuming redemption
Expense Example First Government Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class O Shares	82	255	444	990
Class B Shares	703	1,260	1,742	2,808
Class C Shares	303	708	1,240	2,697

Expenses assuming no redemption
Expense Example, No Redemption First Government Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	203	860	1,542	2,808
Class C Shares	203	708	1,240	2,697

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund invests in money market instruments issued by the U.S. Treasury, such as U.S. Treasury bills and U.S. Treasury notes and bonds having short-term maturities, or by U.S. Government agencies and instrumentalities (collectively referred to as "U.S. Government obligations"). The Fund may invest in these securities directly or through repurchase agreements and variable-rate demand notes. All investments generally must comply with applicable money market fund requirements, including Rule 2a-7 of the Investment Company Act of 1940.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Management Risk. The individual investments of the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. The Fund seeks to minimize credit risk by investing primarily in securities that are considered to be of high quality. The Fund also may limit the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase the security. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.

Variable Rate Demand Note ("VRDN") Risk. Investments in VRDNs involve credit risk with respect to the obligor/guarantor providing the Fund with the credit and liquidity support for the tender option. While the Fund invests only in VRDNs of high-quality issuers, or which are supported by high-quality financial institutions, it is still possible that an obligor/guarantor could default on its obligations.

Redemption Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund's ability to maintain a $1.00 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund’s performance over time with that of a peer average.

The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class O returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon redemption of the Fund’s Class B and Class C shares. Any sales charge will reduce your return.
Calendar Year Total Returns for Class O

Quarter Total Ended Return Best Quarter (of periods shown) 3/31/07 1.14% Worst Quarter (of periods shown) 6/30/10 0.00%
Average Annual Total Returns (as of 12/31/2012) (with maximum sales charge deducted, if any)
Average Annual Total Returns First Government Money Market Fund	1 Year	5 Years	10 Years
Class O	0.01%	0.51%	1.50%
Class B	(4.99%)	0.03%	0.86%
Class C	(0.99%)	0.23%	0.85%
Lipper U.S. Government Money Market Funds Average	0.01%	0.37%	1.40%

For current yield information, call 800-368-2745, or visit Calvert’s website at www.calvert.com.